SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$45
Property and equipment, net	4
Technology	12,167
Customer Relationship	4,043
Goodwill	22,470
Net assets acquired	$38,729